Average Annual Total Returns (Vanguard Total Bond Market Index Fund ETF)	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.96%	4.71%	3.39%	5.87%	5.97%	5.85%	5.85%
Five Years	4.35%	3.13%	2.91%	4.31%	4.45%	4.48%	4.48%
Since Inception	4.96%	3.61%	3.35%	4.97%	5.01%		5.03%